SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of useful lives of long-lived assets
Years

Computers, software and electronic equipment	3-5
Office furniture and equipment	10-14
Capitalized internal software development costs	3
Leasehold improvements	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset

Schedule of black-scholes assumptions used at the grant dates
	Year ended December 31,
	2021	2020	2019

Risk-free interest rate	0.68%-1.15%	0.3%-0.58%	2.12%-2.75%
Expected dividend yield	0%	0%	0%
Expected term (in years)	5-8	5-8	5-8
Expected volatility	49%-50%	47%-48%	43%-45%